Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	May 20, 2021	Apr. 23, 2021	Apr. 02, 2021	Feb. 02, 2021	Jan. 28, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Outstanding convertible notes							$ 10,287,000		$ 71,121,000	$ 36,871,000
Stock options issued							$ 228,000	$ 19,000	$ 878,000	$ 34,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options issued						$ 758,500
Vesting of stock options issued to employees		$ 1,900,000
Stock options exercised		$ 1,900,000
Vesting period		4 years
Subsequent Event [Member] | Short Term Promissory Notes [Member] | Pendrell [Member]
Subsequent Event [Line Items]
Borrowing	$ 25,000,000
Interest rate	5.00%
Upfront fee percentage	1.00%
Term fee percentage	2.00%
Debt instrument description	The Bridge Loan matures upon the earliest of (a) the closing of the Business Combination, (b) 60 days following the abandonment of the Business Combination and (c) the date when the commitment amount is otherwise paid in full or accelerated pursuant to the terms of the Bridge Loan.
Minimum | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise per share			$ 0.44
Maximum | Subsequent Event [Member]
Subsequent Event [Line Items]
exercise per share			$ 4.49
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Stock price					$ 6.62
Preferred shares, par value					$ 0.000001
Proceed from sale of preferred stock					$ 30,000,000
Conversion of outstanding convertible notes, amount					$ 61,000,000
Converted preferred stock, shares					4,531,055
Conversion of outstanding convertible notes, shares					38,323,292
Series C Convertible Preferred Stock | Secondary Sale Agreement [Member]
Subsequent Event [Line Items]
Shares of founders preferred stock transferred					$ 794,015
Shares transferred to investors					1,588,030
Series C Convertible Preferred Stock | CEO | Secondary Sale Agreement [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares					3,775,879
Total purchase price					$ 25,000,000
Series C Convertible Preferred Stock | Founder [Member] | Secondary Sale Agreement [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares					2,265,529
Total purchase price					$ 15,000,000
Series C Convertible Preferred Stock | Board [Member] | Secondary Sale Agreement [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares					1,821,485
Total purchase price					$ 12,100,000
Series C Convertible Preferred Stock | Eagle Creek Capital LLC [Member]
Subsequent Event [Line Items]
Conversion of outstanding convertible notes, shares									264,928
Outstanding convertible notes									$ 500,000
Series C Convertible Preferred Stock | Minimum
Subsequent Event [Line Items]
Conversion price					$ 1.33
Series C Convertible Preferred Stock | Maximum
Subsequent Event [Line Items]
Conversion price					$ 1.71
SPAC Merger Plan [Member]
Subsequent Event [Line Items]
Aggregate consideration				$ 2,030,000